Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities:
Net income/(loss)	$ 1,194,497	$ (2,272,297)	$ 1,751,170
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	206,817	258,557	197,233
Property and equipment written off			882
Loss from disposal of property and equipment		1,295
Amortization of right-of-use assets	533,667	595,440	381,795
Reversal provision for credit loss			(99,003)
Provision /(Reversal) for inventory impairment	374	(1,851)	1,851
Share-based compensation	608,573	1,161,408	1,325,616
Debt issuance costs		160,681	102,783
Deferred income tax provision	134,632	(134,836)	23,465
Unrealized exchange (gain)/ loss	(738,603)	265,606	(383,469)
Changes in operating assets and liabilities:
Notes receivable	(8,014)	(3,072)	18,000
Accounts receivable	1,207,384	49,480,387	(3,711,373)
Inventories	(988,685)	506,206	(495,580)
Advances to suppliers	2,266,224	(2,413,698)	5,004,076
Prepaid expenses and other current assets	(613,354)	362,826	315,056
Accounts payable	(986,372)	(46,402,108)	(6,364,245)
Contract liabilities	(808,666)	1,348,015	(1,832,960)
Taxes payable	267,625	286,206	421,057
Lease liabilities	420,736	(620,044)	(392,422)
Accrued expenses and other current liabilities	49,517	(496,471)	(15,764)
Net cash provided by (used in) operating activities	2,746,352	2,082,250	(3,751,832)
Cash flows from investing activities:
Purchase of property and equipment	(32,478)	(97,455)	(81,913)
Proceeds from disposal of property and equipment		2,246
Purchase of intangible assets	(47,263)	(60,239)	(63,698)
Purchase of short-term investments	(4,051,068)	(1,122,520)	(4,125,704)
Proceeds upon maturity of short-term investments	4,051,068	1,122,520	4,127,088
Net cash used in investing activities	(79,741)	(155,448)	(144,227)
Cash flows from financing activities:
Proceeds from short-term bank loans	168,375,378	26,947,383	30,912,118
Repayments of short-term bank loans	(168,102,629)	(30,953,952)	(27,708,103)
Proceeds from loans payable to third-parties		1,015,000	660,000
Repayments from loans payable to third-parties		(1,015,000)	(760,000)
Proceeds from banker’s acceptance notes payable	4,334,761	4,490,080
Repayment of banker’s acceptance notes payable	(1,538,141)	(2,946,120)
Proceeds from borrowings from related parties	3,416,744	10,738,325	5,540,543
Proceeds from sale of common stock, net of issuance costs	111,882	1,269,406	4,433,552
Repayment of related party borrowings	(3,684,978)	(11,791,154)	(4,328,894)
Net cash provided by (used in) financing activities	2,913,017	(2,246,032)	8,749,216
Effect of exchange rate fluctuation on cash and restricted cash	(2,685,096)	(609,177)	(1,391,813)
Net increase (decrease) in cash and restricted cash	2,894,532	(928,407)	3,461,344
Cash and restricted cash at beginning of year	5,484,960	6,413,367	2,952,023
Cash and restricted cash at end of year	8,379,492	5,484,960	6,413,367
Supplemental of cash information
Cash paid for income taxes	(100,075)	(154,623)	(190,438)
Cash paid for interest	(397,071)	(696,908)	(567,915)
Supplemental disclosure of non-cash information:
Lease liabilities arising from obtaining right-of-use assets	$ 960,977	$ 105,885	$ 241,678